Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Equity Value Investments LLP
   Address:  5 The North Colonnade, Canary Wharf
	     London, E14 4BB, England


           Form 13F File Number: 028-14601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                         Name: Abhinav Shah
                        Title: Managing Director
                        Phone: 0044 20 313 45067

Signature, Place, and Date of Signing:

Abhinav Shah, London, England,  May 15 , 2013


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC

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